COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCY
Schedule of future payments under leases

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

	December 31, 2019
	RMB	U.S. Dollars
2020	¥646,000	$92,710
Total lease payments	646,000	92,710
Less: imputed interest	(5,509)	(791)
Present value of lease liabilities	¥640,491	$91,919

Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2019 are payable as follows:

Year ending December 31,	Minimum purchase commitment
2020	¥2,093,010	$300,375
Thereafter	—	—
Total minimum payments required	¥2,093,010	$300,375